Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Jul. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2023